Vessels, net	6 Months Ended
Jun. 30, 2016
Vessels, net [Abstract]
Vessels:
6.      Vessels, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	$97,100	$(672)	$96,428
Depreciation	-	(1,723)	(1,723)
Balance, June 30, 2016	$97,100	$(2,395)	$94,705

Vessel cost of $97,100 at December 31, 2015, represents the fair value of Nautilus Offshore Services Inc. vessels at the acquisition date (Note 7).
As of June 30, 2016, all of the Company's Drybulk vessels have been pledged as collateral to secure the Company's long-term debt (Note 10).
On March 30, 2015, the Board of Directors of the Company approved the entering into sales agreements with entities controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, to sell its four Suezmax tankers, Vilamoura, Lipari, Petalidi and Bordeira, for an en-bloc sales price of $245,000. In addition, it entered into agreements with entities controlled by Mr. George Economou to potentially sell its six Aframax tankers, Belmar, Calida, Alicante, Mareta, Saga and Daytona, for an en-bloc sales price of $291,000, as long as they confirmed their unconditional acceptance by June 30, 2015. The Company classified the vessels as "held for sale" as at March 31, 2015, as all criteria required for their classification as "Vessels held for sale" were met and a charge of $56,631, included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2015, was recognized as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell. On April 30, 2015, the Company concluded ten Memoranda of Agreement for an agreed sales price of $536,000. On May 6, 2015 and under the terms of the agreements, the purchasers paid $49,000 representing the upfront 20% for the four Suezmax tankers to the Company. On July 8, 2015 and under the terms of the agreements, the purchasers paid $58,200 representing the upfront 20% for the six Aframax tankers to the Company. On July 16, 2015, July 21, 2015, July 24, 2015, July 27, 2015, August 6, 2015, August 7, 2015, August 19, 2015, August 25, 2015, September 10, 2015 and October 29, 2015, the tankers Petalidi, Bordeira, Lipari, Belmar, Saga, Mareta, Vilamoura, Calida, Daytona and Alicante, respectively were delivered to their new owners.
The impairment review performed for the six month period ended June 30, 2015, indicated that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $83,937, which was included in the accompanying consolidated statement of operations for the six month period ended June 30, 2015 (Note 11).
On September 9, 2015, the Company entered into sales agreements with entities controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive officer, for the sale of the vessel owning companies of 14 vessels (ten Capesize bulk carriers': Rangiroa, Negonego, Fakarava, Raiatea, Mystic, Robusto, Cohiba, Montecristo, Flecha and  Partagas and four Panamax bulk carriers': Woolloomooloo, Saldanha, Topeka and Helena) and the sale of three Capesize bulk carriers (Manasota,  Alameda and Capri) for an aggregate price of $377,000, including their existing employment agreements and the assumption of $236,716 of debt, associated with some of the vessels.
On September 17, 2015 and October 13, 2015, the shares of the vessel owning company of the vessel Mystic and the shares of the shareholders of the vessel owning companies of ten vessels (Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena), respectively were delivered to their new owners. On September 22, 2015, October 1, 2015 and December 11, 2015, the vessels Capri, Manasota and Alameda, respectively were also delivered to their new owners.
The Company classified the assets and liabilities of the remaining three vessel owning companies as "held for sale" on December 31, 2015, as all criteria required for their classification as " held for sale" were met.
In addition, on September 30, 2015, the Company classified all the remaining vessels in its fleet, comprised of 20 Panamax and two Supramax bulk carriers, as held for sale, as all criteria required for their classification were met.
On November 2, 2015, the Company concluded two Memoranda of Agreement to sell its two Supramax vessels, Byron and Galveston, for an aggregate sales price of $12,300. The vessels were delivered to their new owners on November 25, 2015 and November 30, 2015, respectively.
On February 15, 2016, the Company announced that the previously disclosed sale of the vessel owning companies of its Capesize vessels, Fakarava, Rangiroa and Negonego to entities controlled by its Chairman, President and Chief Executive Officer Mr. George Economou had failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company concluded a new sales agreement with entities controlled by Mr. George Economou, for the sale of the shares of the vessel owning companies of its Capesize vessels (Fakarava, Rangiroa and Negonego) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the shares of the vessels' owning companies and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. On March 31, 2016, the shares of the vessel owning companies were delivered to their new owners. In this respect, a charge of $23,018, was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2016.
During the six month period ended June 30, 2016, a charge of $18,266 was recognized as "Impairment loss and loss from sale of vessels and vessel owning companies", due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell. As of June 30, 2016, the market indications for the vessels' held for sale values were not altered from March 31, 2016, therefore no further impairment charge was recognized.
The amounts of "Assets held for sale" and "Liabilities held for sale" in the accompanying consolidated balance sheet as at December 31, 2015 and June 30, 2016, are analyzed as follows:
Total assets	December 31, 2015	June 30, 2016

Cash and cash equivalents	$12	$-
Restricted cash	4,920	-
Accounts receivable trade, net	7	-
Due from related parties - TMS Bulkers Ltd. (Note 4)	2,492	-
Inventories	384	-
Prepayments and advances	15	-
Insurance claims	97	-
Vessels held for sale	208,099	97,515
Total assets held for sale	$216,026	$97,515

Total liabilities

Bank debt	$103,680	$-
Accounts payable	1	-
Accrued liabilities	271	-
Deferred revenues	414	-
Total liabilities held for sale	$104,366	$-

As of June 30, 2016, substantially all of the Company's net income, except for equity in losses in Ocean Rig and income from the offshore support segment relates to vessels sold or held for sale.
According to ASU 2014-08, "Presentation of Financial Statements and Property, Plant and Equipment", the sale of the Company's vessels and vessel owning companies does not represent a strategic shift, hence no presentation of discontinued operations is required.